ESTIMATION OF FAIR VALUE - Trading assets in debt securities pledged as collateral (Details) - Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] - COP ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 8,702,596	$ 6,452,275
Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	7,130,536	5,272,055
Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	7,127,460	5,270,000
Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	3,076	2,055
Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,572,060	1,179,027
Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,572,060	1,179,027
Pledged as collateral in operations with derivative instruments | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral		1,193
Pledged as collateral in operations with derivative instruments | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral		1,193
Level 1 of fair value hierarchy [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	8,697,775	6,450,220
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	7,127,460	5,270,000
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	7,127,460	5,270,000
Level 1 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,570,315	1,179,027
Level 1 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,570,315	1,179,027
Level 1 of fair value hierarchy [member] | Pledged as collateral in operations with derivative instruments | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral		1,193
Level 1 of fair value hierarchy [member] | Pledged as collateral in operations with derivative instruments | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral		1,193
Level 2 of fair value hierarchy [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	4,821	2,055
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	3,076	2,055
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	3,076	$ 2,055
Level 2 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,745
Level 2 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 1,745